                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-15813

Morgan Stanley Market Leader Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York   10020
     (Address of principal executive offices)   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2004

Date of reporting period: February 29, 2004

Item 1 - Report to Shareholders

        Welcome, Shareholder:

        In this report, you'll learn about how your investment in Morgan Stanley Market Leader Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.



        This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT
SIX MONTHS ENDED FEBRUARY 29, 2004

TOTAL RETURN FOR THE 6-MONTH PERIOD ENDED FEBRUARY 29, 2004

-------------------------------------------------------------------------------------------------
Class A         Class B      Class C       Class D         S&P 500 Index(1) Lipper Large-Cap
                                                                            Core Funds Index(2)
-------------------------------------------------------------------------------------------------
9.85%           9.43%        9.41%         9.95%           14.59%           12.28%
-------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be more or less than their original cost.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance information.


MARKET CONDITIONS

The six-month period ended February 29, 2004 demonstrated trends that built on the economic resurgence of early 2003 towards economic growth, solid earnings reports and positive equity performance. U.S. Gross Domestic Product grew by more than eight percent in the third quarter of 2003 and four percent in the fourth, while corporate earnings forecasts grew increasingly positive. Large-cap companies lagged smaller ones as investors sought cheap companies with turnaround potential. This preference led to higher-beta, more aggressive stocks leading the rally. Information technology, energy and small-cap health care stocks returned the strongest results. Consumer discretionary and utilities lagged their sector peers due to their more-stable nature, though all returned positive results. Precious metals stocks strengthened as a hedge against currency instability as the U.S. dollar weakened.

Investor sentiment changed as 2003 came to a close. Investors reduced risk exposure on fears of an interest rate hike by the Federal Reserve by shifting assets to defensive sectors and others that had been lagging. For example, telecommunications had lagged the 2003 rally but was a sector leader for the month of January 2004 amid speculation of merger activity. The U.S. dollar also gained during January. The dollar's appreciation had the effect of reversing some of the previous year's gains in the precious metals sector.


PERFORMANCE ANALYSIS

Morgan Stanley Market Leader Trust underperformed the S&P 500 Index and underperformed the Lipper Large-Cap Core Funds Index for the six-month period ended February 29, 2004. Relative to the S&P 500 Index, the Fund's underperformance was attributable to both sector allocation and stock selection decisions. The two greatest detractors were stock selection in consumer discretionary stocks and an overweighted position in the information technology sector. The Fund's consumer discretionary holdings were hurt by underperforming media stocks such as Liberty Media and Viacom, which we continue to believe are poised for strong performance as the economy and advertising recovers, particularly since 2004 has both a Presidential election and the Olympics. Our underweighted position relative to the S&P 500 Index in Altria as well as our investments in discount retailers Dollar Tree and Kohl's, which suffered from heavy competition, also hurt performance. After a strong run for most of 2003, technology stocks have more recently underperformed the overall market. As a result, the Fund's above-market exposure to information technology stocks was also a drag on performance. Another relative detractor was the Fund's utilities underweight. Utilities rallied in the closing months of the period amid ongoing high energy prices.

Several of the Fund's positions contributed to relative performance, however. Health care was our strongest performing sector, led by Pfizer, which gave strong earnings forecasts. The Fund's stock selection in basic materials also aided performance, as copper mining company Phelps-Dodge and aluminum mining company Alcoa rallied on increased manufacturing activity and high demand for materials from China.


--------------------------------------------------------------
TOP 10 HOLDINGS
--------------------------------------------------------------
Microsoft Corporation                                 5.0%
--------------------------------------------------------------
General Electric Co.                                  4.5
--------------------------------------------------------------
Pfizer Inc.                                           4.2
--------------------------------------------------------------
Citigroup Inc.                                        3.5
--------------------------------------------------------------
Cisco Systems, Inc.                                   3.3
--------------------------------------------------------------
Intel Corp.                                           2.7
--------------------------------------------------------------
Wal-Mart Stores, Inc.                                 2.6
--------------------------------------------------------------
American International Group, Inc.                    2.4
--------------------------------------------------------------
Johnson & Johnson                                     2.1
--------------------------------------------------------------
Amgen Inc.                                            2.1
--------------------------------------------------------------


--------------------------------------------------------------
TOP 5 INDUSTRIES
--------------------------------------------------------------
Packaged Software                                     8.7%
--------------------------------------------------------------
Semiconductors                                        8.3
--------------------------------------------------------------
Pharmaceuticals:  Major                               8.0
--------------------------------------------------------------
Industrial Conglomerates                              7.3
--------------------------------------------------------------
Financial Conglomerates                               5.1
--------------------------------------------------------------

DATA AS OF FEBRUARY 29, 2004. Subject to change daily. All percentages are a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

The Fund will normally invest at least 65% of its assets in common stocks and other equity securities of companies that the Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., believes are established market leaders in growing industries and are positioned to generate strong earnings and free cash flow growth. The Investment Manager considers companies to be "market leaders" if they are nationally-known and have established a strong reputation for quality management, products and services in the United States and/or globally. These companies generally will have market capitalizations in excess of $1 billion and will be listed in the United States on a national stock exchange. The Fund's other equity investments in market leaders may include preferred stocks, debt or preferred stocks convertible into common stocks and depositary receipts. Up to 10% of the Fund's net assets may be invested in foreign securities that are not listed in the United States on a national securities exchange. In addition, the Fund may invest up to 20% of its net assets in lower rated convertible securities (commonly known as "junk bonds").


PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

RESULTS OF SPECIAL SHAREHOLDER MEETING
--------------------------------------------------------------------------------

On February 24, 2004, a special meeting of the Fund's shareholders was held for the purpose of approving an Agreement and Plan of Reorganization, dated October 23, 2003, between Morgan Stanley Market Leader Trust and Morgan Stanley Growth Fund. The reorganization--effective March 15--involved the combining of substantially all of the assets of Morgan Stanley Market Leader Trust with those of Morgan Stanley Growth Fund, whereas shareholders of Morgan Stanley Market Leader Trust would become shareholders of Morgan Stanley Growth Fund receiving shares of Morgan Stanley Growth Fund with a value equal to the value of their holdings in Morgan Stanley Market Leader Trust: The results were as follows:

-----------------------------------------------
For                             13,261,087.642
-----------------------------------------------
Against                            529,002.100
-----------------------------------------------
Abstain                          1,153,612.735
-----------------------------------------------

-----------------------------------------------

                       MORGAN STANLEY MARKET LEADER TRUST
                       FUND PERFORMANCE FEBRUARY 29, 2004

          AVERAGE ANNUAL TOTAL RETURNS-PERIOD ENDED FEBRUARY 29, 2004

        CLASS A SHARES*  CLASS B SHARES **   CLASS C SHARES +  CLASS D SHARES ++
       (since 07/28/97)  (since 04/28/97)   (since 07/28/97)   (since 07/28/97)
Symbol      MLDAX            MLDBX               MLDCX               MLDDX

1 Year     28.02%(3)         27.08%(3)         27.13%(3)           28.31%(3)
           21.29 (4)         22.08 (4)         26.13 (4)             -

5 Year      0.73 (3)         (0.05)(3)         (0.04)(3)            0.96 (3)
           (0.35)(4)         (0.43)(4)         (0.04)(4)             -

Since       4.12 (3)          4.50 (3)          3.37 (3)            4.38 (3)
Inception   3.27 (4)          4.50 (4)          3.37 (4)             -

        Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.



--------------------------------------------------------------------------------

Notes on Performance

1.) The Standard & Poor's 500 Index (S&P 500 (R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.

2.) The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

3.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

4.) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++   Class D has no sales charge.

MORGAN STANLEY MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS o FEBRUARY 29, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS (99.6%)
            CAPITAL GOODS
            Home Improvement Chains (2.5%)
 140,200    Home Depot, Inc. (The)                                   $5,090,662
 62,500     Lowe's Companies, Inc.                                    3,500,000
                                                                    -----------
                                                                      8,590,662
                                                                    -----------
            Industrial Conglomerates (7.3%)
 87,500     3M Co.                                                    6,826,750
 477,630    General Electric Co.                                     15,532,528
 30,710     United Technologies Corp.                                 2,828,698
                                                                    -----------
                                                                     25,187,976
                                                                    -----------
            TOTAL CAPITAL GOODS                                      33,778,638
                                                                    -----------
            CONSUMER NON-DURABLES
            Beverages: Alcoholic (0.7%)
 45,700     Anheuser-Busch Companies, Inc.                            2,432,154
                                                                    -----------
            Beverages: Non-Alcoholic (1.8%)
 128,200    Coca-Cola Co. (The)                                       6,404,872
                                                                    -----------
            Food: Major Diversified (1.1%)
 76,270     PepsiCo, Inc.                                             3,958,413
                                                                    -----------
            Household/Personal Care (2.3%)
 41,000     Kimberly-Clark Corp.                                      2,651,880
 52,820     Procter & Gamble Co. (The)                                5,414,578
                                                                    -----------
                                                                      8,066,458
                                                                    -----------
            Tobacco (0.5%)
 32,000     Altria Group, Inc.                                        1,841,600
                                                                    -----------
            TOTAL CONSUMER NON-DURABLES                              22,703,497
                                                                    -----------
            ENTERTAINMENT & LEISURE
            Cable/Satellite TV (0.8%)
 76,600     EchoStar Communications Corp. (Class A)*                  2,766,792
                                                                    -----------
            Casino/Gaming (0.5%)
 43,785     Wynn Resorts, Ltd.*                                       1,591,147
                                                                    -----------
            Hotels/Resorts/Cruiselines (0.7%)
 57,300     Carnival Corp. (Panama)                                   2,542,401
                                                                    -----------
            Media Conglomerates (1.3%)
 57,900     News Corporation Ltd. (The) (Pref.) (ADR) (Australia)     1,895,067
 66,000     Viacom Inc. (Class B) (Non-Voting)                        2,538,360
                                                                    -----------
                                                                      4,433,427
                                                                    -----------
            Other Consumer Services (2.6%)
 46,100     Apollo Group, Inc. (Class A)*                             3,510,515
 79,800     eBay Inc.*                                                5,495,028
                                                                    -----------
                                                                      9,005,543
                                                                    -----------
            Recreational Products (0.5%)
 37,300     Electronic Arts Inc.*                                     1,759,068
                                                                    -----------
            Restaurants (1.2%)
 77,800     McDonald's Corp.                                          2,201,740
 51,570     Yum! Brands, Inc.*                                        1,909,637
                                                                    -----------
                                                                      4,111,377
                                                                    -----------
            TOTAL ENTERTAINMENT & LEISURE                            26,209,755
                                                                    -----------

MORGAN STANLEY MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS o FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

NUMBER OF
 SHARES                                                                 VALUE
--------------------------------------------------------------------------------
              FINANCIAL SERVICES
              Finance/Rental/Leasing (0.6%)
 31,300       Capital One Financial Corp.                            $2,213,536
                                                                    -----------
              Financial Conglomerates (5.1%)
 104,550      American Express Co.                                    5,585,061
 241,526      Citigroup Inc.                                         12,139,097
                                                                    -----------
                                                                     17,724,158
                                                                    -----------
              Investment Banks/Brokers (2.9%)
 51,400       Ameritrade Holding Corp.*                                 836,792
 60,400       Goldman Sachs Group, Inc. (The)                         6,394,548
 31,100       Lehman Brothers Holdings Inc.                           2,696,681
                                                                    -----------
                                                                      9,928,021
                                                                    -----------
              Major Banks (2.6%)
 139,040      Bank of New York Co., Inc. (The)                        4,588,320
 78,500       Wells Fargo & Co.                                       4,501,975
                                                                    -----------
                                                                      9,090,295
                                                                    -----------
              Multi-Line Insurance (2.4%)
 110,550      American International Group, Inc.                      8,180,700
                                                                    -----------
              TOTAL FINANCIAL SERVICES                               47,136,710
                                                                    -----------
              HEALTHCARE
              Biotechnology (3.7%)
 114,686      Amgen Inc.*                                             7,286,002
 23,700       Chiron Corp.*                                           1,159,167
 24,300       Genentech, Inc.*                                        2,621,727
 16,400       Genzyme Corp.*                                            832,792
 17,300       Gilead Sciences, Inc.*                                    937,833
                                                                    -----------
                                                                     12,837,521
                                                                    -----------
              Managed Health Care (2.8%)
 42,837       Anthem, Inc.*                                           3,681,840
 74,180       Caremark Rx, Inc.*                                      2,393,047
 61,510       UnitedHealth Group Inc.                                 3,813,620
                                                                    -----------
                                                                      9,888,507
                                                                    -----------
              Medical Specialties (2.6%)
 74,200       Boston Scientific Corp.*                                3,031,070
 25,800       Guidant Corp.                                           1,758,012
 19,625       INAMED Corp.*                                             940,037
 36,300       Medtronic, Inc.                                         1,702,470
 20,200       St. Jude Medical, Inc.*                                 1,467,530
                                                                    -----------
                                                                      8,899,119
                                                                    -----------
              Pharmaceuticals: Major (8.0%)
 85,800       Bristol-Myers Squibb Co.                                2,386,956
 136,870      Johnson & Johnson                                       7,378,662
 45,000       Lilly (Eli) & Co.                                       3,327,300
 399,120      Pfizer Inc.                                            14,627,748
                                                                    -----------
                                                                     27,720,666
                                                                    -----------
              Pharmaceuticals: Other (1.1%)
 15,600       Allergan, Inc.                                          1,365,624
 38,700       Teva Pharmaceutical Industries Ltd. (ADR) (Israel)      2,515,500
                                                                    -----------
                                                                      3,881,124
                                                                    -----------
              TOTAL HEALTHCARE                                       63,226,937
                                                                    -----------
              RETAIL
              Apparel/Footwear Retail (1.0%)
 47,109       Chico's FAS, Inc.*                                      2,013,910
 54,800       TJX Companies, Inc. (The)                               1,290,540
                                                                    -----------
                                                                      3,304,450
                                                                    -----------

MORGAN STANLEY MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS o FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

NUMBER OF
 SHARES                                                                 VALUE
--------------------------------------------------------------------------------
                  Department Stores (0.5%)
 36,900           Kohl's Corp.*                                    $1,900,350
                                                                  -----------
                  Discount Stores (4.8%)
 93,010           Dollar Tree Stores, Inc.*                         2,874,009
 108,031          Target Corp.                                      4,749,043
 153,910          Wal-Mart Stores, Inc.                             9,166,879
                                                                  -----------
                                                                   16,789,931
                                                                  -----------
                  Internet Retail (2.1%)
 38,800           Amazon.com, Inc.*                                 1,674,220
 167,780          IAC/InterActiveCorp.*                             5,464,595
                                                                  -----------
                                                                    7,138,815
                                                                  -----------
                  Specialty Stores (1.5%)
 43,200           Bed Bath & Beyond Inc.*                           1,766,016
 29,790           PETsMART, Inc.                                      808,501
 61,041           Tiffany & Co.                                     2,566,774
                                                                  -----------
                                                                    5,141,291
                                                                  -----------
                  TOTAL RETAIL                                     34,274,837
                                                                  -----------
                  TECHNOLOGY
                  Computer Communications (3.8%)
 494,960          Cisco Systems, Inc.*                             11,433,576
 69,000           Juniper Networks, Inc.*                           1,785,030
                                                                  -----------
                                                                   13,218,606
                                                                  -----------
                  Computer Peripherals (1.5%)
 182,100          EMC Corp.*                                        2,607,672
 119,800          Network Appliance, Inc.*                          2,594,868
                                                                  -----------
                                                                    5,202,540
                                                                  -----------
                  Computer Processing Hardware (1.4%)
 148,580          Dell Inc.*                                        4,851,137
                                                                  -----------
                  Electronic Components (0.7%)
 39,500           Amphenol Corp. (Class A)*                         2,443,075
                                                                  -----------
                  Electronic Equipment/Instruments (0.4%)
 40,635           Rockwell Automation, Inc.                         1,237,742
                                                                  -----------
                  Electronic Production Equipment (1.0%)
 168,500          Applied Materials, Inc.*                          3,578,940
                                                                  -----------
                  Information Technology Services (2.3%)
 195,300          Accenture Ltd. (Class A) (Bermuda)*               4,511,430
 34,900           International Business Machines Corp.             3,367,850
                                                                  -----------
                                                                    7,879,280
                                                                  -----------
                  Internet Software/Services (1.2%)
 91,600           Yahoo! Inc.*                                      4,067,040
                                                                  -----------
                  Packaged Software (8.7%)
 36,100           Adobe Systems, Inc.                               1,344,364
 63,700           Mercury Interactive Corp.*                        3,091,998
 650,120          Microsoft Corp.                                  17,228,180
 169,770          Novell, Inc.*                                     1,728,259
 223,830          Oracle Corp.*                                     2,882,930
 84,900           Red Hat, Inc.*                                    1,534,992
 72,580           VERITAS Software Corp.*                           2,207,884
                                                                  -----------
                                                                   30,018,607
                                                                  -----------
                  Semiconductors (8.3%)
 102,200          Altera Corp.*                                     2,256,576
 118,200          Analog Devices, Inc.                              5,898,180

MORGAN STANLEY MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS o FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

NUMBER OF
 SHARES                                                                 VALUE
--------------------------------------------------------------------------------
 33,300    Broadcom Corp. (Class A)*                                 $1,351,314
322,140    Intel Corp.                                                9,416,152
 69,500    Linear Technology Corp.                                    2,779,305
 41,400    Marvell Technology Group Ltd. (Bermuda)*                   1,884,942
 168,800   Texas Instruments Inc.                                     5,173,720
                                                                   ------------
                                                                     28,760,189
                                                                   ------------
           TOTAL TECHNOLOGY                                         101,257,156
                                                                   ------------
           TELECOMMUNICATIONS
           Broadcasting (2.2%)
100,930    Clear Channel Communications, Inc.                         4,344,027
 95,500    Univision Communications Inc. (Class A)*                   3,402,665
                                                                   ------------
                                                                      7,746,692
                                                                   ------------
           Telecommunication Equipment (1.2%)
174,200    Nortel  Networks Corp. (Canada)*                           1,390,116
 45,790    QUALCOMM Inc.                                              2,905,375
                                                                   ------------
                                                                      4,295,491
                                                                   ------------
           TOTAL TELECOMMUNICATIONS                                  12,042,183
                                                                   ------------
           TRANSPORTATION
           Air Freight/Couriers (1.4%)
 50,810    C.H. Robinson Worldwide, Inc.                              2,012,584
 38,900    United Parcel Service, Inc. (Class B)                      2,747,507
                                                                   ------------
           TOTAL TRANSPORTATION                                       4,760,091
                                                                   ------------
           TOTAL INVESTMENTS
             (Cost $352,692,071) (a)                    99.6%       345,389,804
           OTHER ASSETS IN EXCESS OF LIABILITIES         0.4          1,368,774
                                                       -----       ------------
           NET ASSETS                                  100.0%      $346,758,578
                                                       =====       ============

-----------
   ADR    American Depository Receipt.
    *     Non-income producing security.
   (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,212,498 and the aggregate gross unrealized depreciation is $25,514,765, resulting in net unrealized depreciation of $7,302,267.




                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 29, 2004 (unaudited)

ASSETS:
Investments in securities, at value
        (cost $352,692,071)                                        $345,389,804
Receivable for:
        Investments sold                                             12,555,324
        Dividends                                                       400,286
        Shares of beneficial interest sold                              274,314
Prepaid expenses and other assets                                        13,553
                                                                   ------------
          TOTAL ASSETS                                              358,633,281
                                                                   ------------
LIABILITIES:
Payable for:
        Investments purchased                                        10,384,849
        Shares of beneficial interest redeemed                          562,305
        Investment management fee                                       217,419
        Distribution fee                                                211,215
Accrued expenses and other payables                                     498,915
                                                                   ------------
          TOTAL LIABILITIES                                          11,874,703
                                                                   ------------
          Net Assets                                               $346,758,578
                                                                   ============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                    $507,317,830
Net unrealized depreciation                                          (7,302,267)
Accumulated net investment loss                                      (1,495,938)
Accumulated net realized loss                                      (151,761,047)
                                                                   ------------
          NET ASSETS                                               $346,758,578
                                                                   ============
CLASS A SHARES:
Net Assets                                                          $14,540,433
Shares Outstanding (unlimited authorized, $.01 par value)             1,104,887
        NET ASSET VALUE PER SHARE                                        $13.16
                                                                         ======
        MAXIMUM OFFERING PRICE PER SHARE,
          (net asset value plus 5.54% of net asset value)                $13.89
                                                                         ======
CLASS B SHARES:
Net Assets                                                         $234,966,655
Shares Outstanding (unlimited authorized, $.01 par value)            18,751,472
        NET ASSET VALUE PER SHARE                                        $12.53
                                                                         ======
Class C Shares:
Net Assets                                                          $13,944,956
Shares Outstanding (unlimited authorized, $.01 par value)             1,109,902
        NET ASSET VALUE PER SHARE                                        $12.56
                                                                         ======
Class D Shares:
Net Assets                                                          $83,306,534
Shares Outstanding (unlimited authorized, $.01 par value)             6,229,104
        NET ASSET VALUE PER SHARE                                        $13.37
                                                                         ======


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL STATEMENTS continued




STATEMENT OF OPERATIONS
For the six months ended February 29, 2004 (unaudited)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $1,601 foreign withholding tax)                  $2,017,850
Interest                                                               19,355
                                                                  -----------
        TOTAL INCOME                                                2,037,205
                                                                  -----------
EXPENSES
Investment management fee                                           1,331,869
Distribution fee (Class A shares)                                      15,414
Distribution fee (Class B shares)                                   1,218,746
Distribution fee (Class C shares)                                      64,927
Transfer agent fees and expenses                                      602,697
Shareholder reports and notices                                       123,252
Professional fees                                                      53,461
Registration fees                                                      50,522
Custodian fees                                                         20,264
Trustees' fees and expenses                                             1,632
Other                                                                   6,759
                                                                  -----------
        TOTAL EXPENSES                                              3,489,543
                                                                  -----------
        NET INVESTMENT LOSS                                        (1,452,338)
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain                                                  38,107,350
Net change in unrealized depreciation                              (3,874,804)
                                                                  -----------
        NET GAIN                                                   34,232,546
                                                                  -----------
NET INCREASE                                                      $32,780,208
                                                                  ===========



                           SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL STATEMENTS continued




STATEMENT OF CHANGES IN NET ASSETS

                                                                                              FOR THE SIX              FOR THE YEAR
                                                                                             MONTHS ENDED                 ENDED
                                                                                           FEBRUARY 29, 2004         AUGUST 31, 2003
                                                                                           -----------------         ---------------
                                                                                              (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                                           $(1,452,338)            $(1,580,076)
Net realized gain (loss)                                                                       38,107,350             (40,607,791)
Net change in unrealized depreciation                                                          (3,874,804)             63,563,016
                                                                                             ------------            ------------
          NET INCREASE                                                                         32,780,208              21,375,149

Net decrease from transactions in shares of beneficial interest                               (42,950,145)            (88,880,624)
                                                                                             ------------            ------------
          NET DECREASE                                                                        (10,169,937)            (67,505,475)

NET ASSETS:
Beginning of period                                                                           356,928,515             424,433,990
                                                                                             ------------            ------------
END OF PERIOD
(Including accumulated net investment losses of $1,495,938 and $43,600, respectively)        $346,758,578            $356,928,515
                                                                                             ============            ============






                           SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS | February 29, 2004 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Market Leader Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities issued by companies that are established leaders in their respective fields in growing industries in domestic and foreign markets. The Fund was organized as a Massachusetts business trust on November 4, 1996 and commenced operations on April 28, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees . Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund;
(7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS | February 29, 2004 (unaudited) continued

value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts - A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Foreign Currency Translation and Forward Foreign Currency Contracts - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS | February 29, 2004 (unaudited) continued

realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion and 0.725% to the portion of daily net assets in excess of $1 billion.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,064,390 at February 29, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year.

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS | February 29, 2004 (unaudited) continued

For the year ended February 29, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.90%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $253,443 and $1,172, respectively and received $10,872 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 29, 2004 aggregated $394,651,978 and $433,925,731, respectively. Included in the aforementioned transactions are purchases and sales of $13,513,434 and $2,228,636, respectively, for portfolio transactions with other Morgan Stanley funds, including a realized gain of $502,099.

For the six months ended February 29, 2004, the Fund incurred brokerage commissions of $15,371 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2004, the Fund had transfer agent fees and expenses payable of approximately $224,300.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                  FOR THE SIX                         FOR THE YEAR
                                                 MONTHS ENDED                            ENDED
                                               FEBRUARY 29, 2004                    AUGUST 31, 2003
                                        --------------------------------     ------------------------------
                                                  (unaudited)
                                         SHARES               AMOUNT            SHARES          AMOUNT
                                        -------------     --------------     ------------    --------------
CLASS A SHARES
Sold                                         251,188         $3,185,289          389,334        $4,240,059
Redeemed                                   (166,844)        (2,117,668)        (447,235)       (4,878,798)
                                        -------------     --------------     ------------    --------------
Net increase (decrease) - Class A             84,344          1,067,621         (57,901)         (638,739)
                                        -------------     --------------     ------------    --------------

CLASS B SHARES
Sold                                         522,239          6,266,230        2,265,328        23,975,185
Redeemed                                 (3,553,228)       (42,901,974)      (9,927,972)     (104,230,825)
                                        -------------     --------------     ------------    --------------
Net decrease - Class B                   (3,030,989)       (36,635,744)      (7,662,644)      (80,255,640)
                                        -------------     --------------     ------------    --------------

CLASS C SHARES
Sold                                          48,196            578,095          259,844         2,753,892
Redeemed                                   (216,705)        (2,629,014)        (533,831)       (5,630,244)
                                        -------------     --------------     ------------    --------------
Net decrease - Class C                     (168,509)        (2,050,919)        (273,987)       (2,876,352)
                                        -------------     --------------     ------------    --------------

CLASS D SHARES
Sold                                         533,034          6,818,628        1,774,719        19,766,086
Redeemed                                   (933,339)       (12,149,731)      (2,256,467)      (24,875,979)
                                        -------------     --------------     ------------    --------------
Net decrease - Class D                     (400,305)        (5,331,103)        (481,748)       (5,109,893)
                                        -------------     --------------     ------------    --------------
Net decrease in Fund                     (3,515,459)      $(42,950,145)      (8,476,280)     $(88,880,624)
                                        =============     ==============     ============    ==============

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS | February 29,2004 (unaudited) continued


6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2003, the Fund had a net capital loss carryover of $167,503,738 of which $1,989,440 will expire on August 31, 2009, $50,201,996 will expire on August 31, 2010 and $115,312,302 will expire on August 31, 2011 to offset future capital gains to the extent provided by regulations.

At August 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the of the Fund's next taxable) and capital loss deferrals on wash sales.


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


8. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS | February 29,2004 (unaudited) continued

to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and
(ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, recessionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.


9. SUBSEQUENT EVENT - FUND MERGER

On March 15, 2004, the Fund was acquired by Morgan Stanley Growth Fund ("Growth") based on the respective valuations as of the close of business on March 12, 2004 pursuant to a Plan of Reorganization approved by the shareholders of the Fund on February 24, 2004. The acquisition was accomplished by a tax-free exchange of 1,220,228 Class A shares of Growth at a net asset value of $11.86 per share for 1,127,974 Class A shares of the Fund; 19,856,778 Class B shares of Growth at a net asset value of $11.35 per share for 18,443,079 Class B shares of the Fund; 1,189,314 Class C shares of Growth at a net asset value of $11.20 per share for 1,087,372 Class C shares of the Fund; and 6,649,275 Class D shares of Growth at a net asset value of $12.07 per share for 6,154,659 Class D shares of the Fund. The net assets of Growth and the Fund immediately before the acquisition were $744,057,936 and $333,401,482, respectively, including unrealized depreciation of $18,280,086 for the Fund. Immediately after the acquisition, the combined net assets of Growth amounted to $1,077,459,418.

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                          FOR THE SIX                     FOR THE YEAR ENDED AUGUST 31,
                                                          MONTHS ENDED      --------------------------------------------------------
                                                        FEBRUARY 29, 2004    2003        2002          2001       2000       1999
                                                        -----------------   ------      ------       --------   --------   --------
                                                           (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period.................        $11.98          $11.13       $14.54      $21.53      $15.29     $9.73
                                                           ---------        --------     --------    --------    --------   -------

Income (loss) from investment operations:
   Net investment income (loss) [+/+] ...............         (0.02)           0.02         0.01        0.03        0.02     (0.05)
   Net realized and unrealized gain (loss)...........          1.20            0.83        (3.42)      (6.67)       7.05      5.61
                                                           ---------        --------     --------    --------    --------   -------
Total income (loss) from investment operations......           1.18            0.85        (3.41)      (6.64)       7.07      5.56
                                                           ---------        --------     --------    --------    --------   -------

Less distributions from net realized gain ...........           -               -           -          (0.35)      (0.83)      -
                                                           ---------        --------     --------    --------    --------   -------

Net asset value, end of period.......................        $13.16          $11.98       $11.13      $14.54      $21.53    $15.29
                                                           =========        ========     ========    ========    ========   =======

TOTAL RETURN+ .......................................          9.85 %(1)       7.64 %     (23.45)%    (31.16)%     47.49 %   57.14 %

RATIOS TO AVERAGE NET ASSETS(3):
Expenses.............................................          1.46 %(2)       1.24 %       1.20 %      1.13 %      1.18 %    1.23 %
Net investment income (loss).........................         (0.31)%(2)       0.14 %       0.09 %      0.17 %      0.08 %   (0.14)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............       $14,540         $12,226      $11,999     $10,498     $12,677      $971
Portfolio turnover rate..............................           112 %(1)         48 %         75 %        60 %        86 %      83 %

--------------
 [+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)    Not annualized.
 (2)    Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.





                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS continued


                                                    FOR THE SIX                     FOR THE YEAR ENDED AUGUST 31,
                                                    MONTHS ENDED      ----------------------------------------------------------
                                                  FEBRUARY 29, 2004    2003        2002          2001        2000         1999
                                                  -----------------   ------      ------       --------    --------     --------
CLASS B SHARES                                      (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period............       $11.45         $10.72       $14.12       $21.07       $15.09         $9.68
                                                     --------        -------      -------      -------       ------        ------
Income (loss) from investment operations:
   Net investment loss [+/+] ...................        (0.06)         (0.07)       (0.09)       (0.10)       (0.13)        (0.12)
   Net realized and unrealized gain (loss)......         1.14           0.80        (3.31)       (6.50)        6.94          5.53
                                                     --------        -------      -------      -------       ------        ------
Total income (loss) from investment operations..         1.08           0.73        (3.40)       (6.60)        6.81          5.41
                                                     --------        -------      -------      -------       ------        ------
Less distributions from net realized gain ......          -              -            -          (0.35)       (0.83)          -
                                                     --------        -------      -------      -------       ------        ------
Net asset value, end of period..................       $12.53         $11.45       $10.72       $14.12       $21.07        $15.09
                                                     ========        =======      =======      =======       ======        ======
TOTAL RETURN+ ..................................         9.43 %(1)      6.81 %     (24.08)%     (31.65)%      46.35 %       55.89 %

RATIOS TO AVERAGE NET ASSETS(3):
Expenses........................................         2.23 %(2)      2.03 %       1.96 %       1.92 %       1.93 %        1.99 %
Net investment loss.............................        (1.08)%(2)     (0.65)%      (0.67)%      (0.62)%      (0.67)%       (0.90)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........     $234,967       $249,418     $315,623     $470,236     $571,733      $189,534
Portfolio turnover rate.........................          112 %(1)        48 %         75 %         60 %         86 %          83 %

--------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.





                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS continued


                                                     FOR THE SIX                     FOR THE YEAR ENDED AUGUST 31,
                                                     MONTHS ENDED      --------------------------------------------------------
                                                   FEBRUARY 29, 2004    2003        2002          2001       2000       1999
                                                   -----------------   ------      ------       --------   --------   --------
CLASS C SHARES                                        (unaudited)

SELECTED PER SHARE DATA:
Net asset value, beginning of period ............      $11.47          $10.74     $14.15        $21.11      $15.12      $9.67
                                                     --------         -------    -------       -------      ------     ------
Income (loss) from investment operations:
   Net investment loss [+/+] ....................       (0.06)          (0.06)     (0.09)        (0.10)      (0.12)     (0.09)
   Net realized and unrealized gain (loss) ......        1.15            0.79      (3.32)        (6.51)       6.94       5.54
                                                     --------         -------    -------       -------      ------     ------
Total income (loss) from investment operations...        1.09            0.73      (3.41)        (6.61)       6.82       5.45
                                                     --------         -------    -------       -------      ------     ------
Less distributions from net realized gain .......         -               -          -           (0.35)      (0.83)       -
                                                     --------         -------    -------       -------      ------     ------
Net asset value, end of period ..................      $12.56          $11.47     $10.74        $14.15      $21.11     $15.12
                                                     ========         =======    =======       =======      ======     ======

TOTAL RETURN + ..................................        9.41 %(1)       6.89 %   (24.10)%      (31.64)%     46.33 %    56.36 %

RATIOS TO AVERAGE NET ASSETS(3):
Expenses ........................................        2.13 %(2)       1.99 %     1.96 %        1.92 %      1.93 %     1.75 %
Net investment loss .............................       (0.98)%(2)      (0.61)%    (0.67)%       (0.62)%     (0.67)%    (0.66)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........     $13,945         $14,669    $16,668       $22,299     $22,736     $2,723
Portfolio turnover rate .........................         112 %(1)         48 %       75 %          60 %        86 %       83 %

-------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.




                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS continued


                                                     FOR THE SIX                     FOR THE YEAR ENDED AUGUST 31,
                                                     MONTHS ENDED      --------------------------------------------------------
                                                   FEBRUARY 29, 2004    2003        2002          2001       2000       1999
                                                   -----------------   ------      ------       --------   --------   --------
CLASS D SHARES                                        (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period.............       $12.16         $11.27      $14.70        $21.70     $15.37      $9.74
                                                      --------        -------     -------       -------     ------     ------
Income (loss) from investment operations:
   Net investment income (loss) [+/+] ...........        (0.01)          0.04        0.04          0.07       0.08        -
   Net realized and unrealized gain (loss).......         1.22           0.85       (3.47)        (6.72)      7.08       5.63
                                                      --------        -------     -------       -------     ------     ------
Total income (loss) from investment operations...         1.21           0.89       (3.43)        (6.65)      7.16       5.63
                                                      --------        -------     -------       -------     ------     ------
Less distributions from net realized gain .......          -              -           -           (0.35)     (0.83)       -
                                                      --------        -------     -------       -------     ------     ------
Net asset value, end of period...................       $13.37         $12.16      $11.27        $14.70     $21.70     $15.37
                                                      --------        -------     -------       -------     ------     ------
TOTAL RETURN + ..................................         9.95 %(1)      7.90 %    (23.33)%      (30.96)%    47.84 %    57.80 %
RATIOS TO AVERAGE NET ASSETS(3):
Expenses.........................................         1.23 %(2)      1.03 %     0.96 %         0.92 %     0.93 %     0.99 %
Net investment income (loss).....................        (0.08)%(2)      0.35 %     0.33 %         0.38 %     0.33 %     0.10 %

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........      $83,307        $80,616    $80,145        $63,888    $47,819       $554
Portfolio turnover rate..........................          112 %(1)        48 %       75 %           60 %       86 %       83 %

------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.



                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid


OFFICERS

Charles A. Fiumefreddo
Chairman of the Board
Mitchell M. Merin
President
Ronald E. Robison
Executive Vice President and Principal
Executive Officer
Barry Fink
Vice President and General Counsel
Joseph J. McAlinden
Vice President
Stefanie V. Chang
Vice President
Francis J. Smith
Treasurer and Chief Financial Officer
Thomas F. Caloia
Vice President
Mary E. Mullin
Secretary


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.

The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing. Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD. (C) 2004 Morgan Stanley

36004RPT-RA04-00025P-T02/04





                                                                  Morgan Stanley
                                                             Market Leader Trust







                                                               Semiannual Report
                                                               February 29, 2004

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Market Leader Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 20, 2004

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1. I have reviewed this report on Form N-CSR of Morgan Stanley Market Leader Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  April 20, 2004

                                       /s/ Ronald E. Robison
                                       Ronald E. Robison
                                       Principal Executive Officer

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6. I have reviewed this report on Form N-CSR of Morgan Stanley Market Leader Trust;

7. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

d) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  April 20, 2004

                                       /s/ Francis Smith
                                       Francis Smith
                                       Principal Financial Officer

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Market Leader Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 29, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.



Date: April 20, 2004                   /s/ Ronald E. Robison
                                       ---------------------------
                                       Ronald E. Robison
                                       Principal Executive Officer


A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Market Leader Trust and will be retained by Morgan Stanley Market Leader Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Market Leader Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 29, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.



Date: April 20, 2004                   /s/ Francis Smith
                                       ----------------------
                                       Francis Smith
                                       Principal Financial Officer


A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Market Leader Trust and will be retained by Morgan Stanley Market Leader Trust and furnished to the Securities and Exchange Commission or its staff upon request.